EMPLOYEE BENEFIT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefit Assets And Liabilities [Abstract]
Disclosure of detailed information about defined benefit plans [Table Text Block]
	Year ended December 31, December 31,
	2020	2019

Current service cost	$166	$134
Interest expenses	10	9

Total employee benefit expenses	176	143

Interest income on plan assets	$4	$4

Disclosure of detailed information about defined benefit liability (asset) [Table Text Block]
	December 31,
	2020	2019

Defined benefit obligation	$588	$390
Fair value of plan assets	(217)	(128)

Net defined benefit liability	$371	$262

Disclosure of detailed information about changes in present value of defined benefit liabilities [Table Text Block]
	2020	2019

Balance at January 1,	$390	$261

Current service cost	166	134
Interest expenses	10	9
Benefits paid	(23)	(54)
Re-measurement loss on defined benefit plans	32	29
Foreign currency translation effect	13	11

Balance at December 31,	$588	$390

Disclosure of detailed information about changes in the fair value of plan assets [Table Text Block]
	2020	2019

Balance at January 1,	$128	$85

Interest income	4	4
Return, net of interest income - remeasurement gain (loss)	2	(1)
Benefits paid	(23)	(54)
Amounts deposited	101	92
Foreign currency translation effect	5	2

Balance at December 31,	$217	$128

Disclosure of detailed information about principal assumptions underlying the defined benefit plan [Table Text Block]
	2020	2019
	%

Discount rate	2.58	2.87
Salary growth	3.37	3.24